Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0000802257
Document Type	S-1
Entity Registrant Name	Mitesco, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	87-0496850
Entity Address, Address Line One	505 Beachland Blvd., Suite 1-377
Entity Address, City or Town	Vero Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32963
City Area Code	844
Local Phone Number	383-8689
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	505 Beachland Blvd., Suite 1-377
Entity Address, City or Town	Vero Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32963
Contact Personnel Name	Mack Leath
City Area Code	844
Local Phone Number	383-8689